Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

5.  INCOME TAXES

The components of our income tax provision were as follows:

(millions)	2012	2011	2010
Current tax provision	$424.8	$440.2	$433.9
Deferred tax expense (benefit)	(9.4)	31.3	63.0

Total income tax provision	$415.4	$471.5	$496.9

The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2012		2011		2010
Income before income taxes	$1,317.7		$1,487.0		$1,565.2

Tax at statutory rate	$461.2	35%	$520.5	35%	$547.8	35%
Tax effect of:
Exempt interest income	(14.7)	(1)	(17.5)	(1)	(19.4)	(1)
Dividends received deduction	(18.2)	(1)	(18.2)	(1)	(17.2)	(1)
Tax credits	0	0	(9.1)	(1)	0	0
Tax-deductible dividends	(11.9)	(1)	(3.8)	0	(13.0)	(1)
Other items, net	(1.0)	0	(.4)	0	(1.3)	0

Total income tax provision	$415.4	32%	$471.5	32%	$496.9	32%

Deferred income taxes reflect the effect for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. At December 31, 2012 and 2011, the components of the net deferred tax asset were as follows:

(millions)	2012	2011
Deferred tax assets:
Unearned premiums reserve	$344.3	$319.1
Investment basis differences	208.3	246.1
Non-deductible accruals	191.6	172.1
Loss and loss adjustment expense reserves	107.3	113.6
Other	3.9	5.2
Deferred tax liabilities:
Net unrealized gains on securities	(464.5)	(367.7)
Hedges on forecasted transactions	(3.3)	(4.3)
Deferred acquisition costs	(152.1)	(151.8)
Property and equipment	(103.6)	(109.9)
Prepaid expenses	(12.2)	(16.1)
Deferred gain on extinguishment of debt	(5.8)	(5.8)
Other	(4.5)	(4.5)

Net deferred tax asset	$109.4	$196.0

Although realization of the deferred tax asset is not assured, management believes that it is more likely than not that the deferred tax asset will be realized based on our expectation that we will be able to fully utilize the deductions that are ultimately recognized for tax purposes and, therefore, no valuation allowance was needed at December 31, 2012.

At December 31, 2012, we had $17.9 million of net taxes currently payable (included in other liabilities on the balance sheet), compared to net taxes recoverable of $12.0 million at December 31, 2011 (included in other assets on the balance sheet).

We have been a participant in the Compliance Assurance Program (CAP) since 2007. Under CAP, the Internal Revenue Service (IRS) begins its examination process for the tax year before the tax return is filed, by examining significant transactions and events as they occur. The goal of the CAP program is to expedite the exam process and to reduce the level of uncertainty regarding a taxpayer’s tax filing positions.

All federal income tax years prior to 2007 are closed. The IRS exams for 2007-2011 have been completed. We consider 2007 through 2009 to be effectively settled, as we have reached settlement at IRS Appeals for all disputed issues for these years. We agreed to extend the statute of limitations for the 2007 and 2008 tax years to June 30, 2013, at the request of IRS Appeals for administrative purposes.

We have two issues in dispute for the 2010 tax year. The first issue relates to partial worthlessness deductions on certain debt instruments. An Industry Director Directive (IDD) was issued in 2012 addressing this issue for open tax years. The deductions we claimed on our tax returns generally follow the guidance in the IDD; therefore, we do not expect any material adjustments. The second unresolved issue relates to our 2010 Tender Offer for the repurchase of a portion of our 6.70% Debentures and the appropriate timing of when to recognize the tax on the gain that we recorded in net income that related to the previously unrealized gain on forecasted transactions. At December 31, 2012, we were at IRS Appeals for this issue. We expect both issues to be resolved during 2013 and believe that neither will have a material effect on our financial condition, results of operations, or cash flows. We consider 2010 to be effectively settled other than for the two identified issues.

For the 2011 tax year, the audit has been completed and no adjustments were proposed. Therefore, we consider 2011 to also be effectively settled.

We recognize interest and penalties, if any, related to unrecognized tax benefits as a component of income tax expense. We have not recorded any unrecognized tax benefits, or any related interest and penalties, as of December 31, 2012 and 2011. For the years ended December 31, 2012, 2011, and 2010, no interest expense or benefit has been recorded in the tax provision.